                               HARTFORD QUANTUM LIFE
                               SEPARATE ACCOUNT VL I
                          HARTFORD LIFE INSURANCE COMPANY

                                FILE NO. 333-110550



         SUPPLEMENT DATED DECEMBER 15, 2004 TO YOUR PROSPECTUS DATED MAY 3,
                            2004 AS REVISED JUNE 24, 2004

                SUPPLEMENT DATED DECEMBER 15, 2004 TO YOUR PROSPECTUS


HARTFORD BOND HLS FUND - NAME CHANGE

Effective March 15, 2005, Hartford Bond HLS Fund is changing its name to Hartford Total Return Bond HLS Fund. All references in the prospectus to "Hartford Bond HLS Fund" are deleted and replaced with "Hartford Total Return Bond HLS Fund."

HARTFORD BOND HLS FUND - OBJECTIVE CHANGE

Under the section entitled "The Funds," the paragraph describing the investment objective of Hartford Bond HLS Fund is deleted and replaced with the following:

      Hartford Total Return Bond HLS Fund - Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.


 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5129